Delinquent employee deferral transmittals	12 Months Ended
Dec. 31, 2025
EBP 001 [Member]
EBP, Schedule of Delinquent Participant Contribution [Line Items]
DELINQUENT EMPLOYEE DEFERRAL TRANSMITTALS
NOTE G - DELINQUENT EMPLOYEE DEFERRAL TRANSMITTALS
During the year ended December 31, 2025 and 2024, the Company erroneously failed to remit certain employee deferrals and loan repayments totaling $3,803 and $1,783, respectively, to the Plan in the time period described in 29 CFR
2510.3-102.
All contributions and loan repayments have since been remitted to the Plan. For the amounts related to 2025, the Company will make a corrective contribution for lost earnings and complete the other corrections needed for the late contributions during 2026. The Company made a corrective contribution for lost earnings for the amounts related to 2024 in 2025.